Loans Payable	12 Months Ended
Mar. 31, 2022
Miscellaneous non-current liabilities [Abstract]
Loans Payable [Text Block]

15. Loans Payable

As part of the Norway Acquisition (Note 5) the Company assumed loans with a principal balance of $2,559,599 (NOK 20,915,000). The loans from the Norway Acquisition are in default as at March 31, 2021. On May 10, 2021, the Company sold the Norway subsidiary which included the loans (Note 5). On March 31, 2021, as part of the sale of the net assets in Boden Technologies AB (Note 28), the Company incurred a loan payable.

A continuity of the loan balances are as follows:

	Norway	Boden	Total
	(Notes 5)	(Note 28)

Balance - March 31, 2020	2,713,073	-	2,713,073
Additions (Note 25)	-	18,361,495	18,361,495
Interest	207,678	-	207,678
Foreign exchange movement	251,338	-	251,338
Balance - March 31, 2021	3,172,089	18,361,495	21,533,584
Interest	25,133	172,804	197,937
Repayment	-	(1,259,778)	(1,259,778)
Foreign exchange movement	129,645	(1,582,182)	(1,452,537)
Sale of Norway subsidiary (Note 5)	(3,326,867)	-	(3,326,867)
Balance - March 31, 2022	-	15,692,339	15,692,339
Less: Current portion	-	(1,224,102)	(1,224,102)
Non-current portion	$-	$14,468,237	$14,468,237